Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Comprehensive income is defined as net income (loss) and other changes in stockholders’ equity from transactions and other events from sources other than stockholders. The components of, and changes in, accumulated other comprehensive income (loss) were:

(in millions of dollars)	Derivative Financial Instruments	Foreign Currency Adjustments	Unrecognized Pension and Other Post-retirement Benefit Costs	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2010	$(1.5)	$(2.1)	$(82.5)	$(86.1)
Changes during the year (net of taxes of $3.1)	3.7	(15.0)	(33.6)	(44.9)
Balance at December 31, 2011	2.2	(17.1)	(116.1)	(131.0)
Changes during the year (net of taxes of $6.3)	(2.1)	(10.9)	(12.1)	(25.1)
Balance at December 31, 2012	$0.1	$(28.0)	$(128.2)	$(156.1)